ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities, Current [Abstract]
Accrued expenses	$ 30,469	$ 32,812
Government authorities	25,530	26,911
Hedging transaction liability	32,195	2,677
Uncertain tax positions	0	416
Total accrued expenses and other current liabilities	$ 88,194	$ 62,816